Supplement to the
Fidelity® Advisor Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

The following table replaces the similar "Average Annual Returns" table in the "Performance" section, on page 5.

For the periods ended December 31, 2002	Past 1 year	Life of classA
Advisor Floating Rate High Income
Class A- Return Before Taxes	-2.10%	1.80%
Class T- Return Before Taxes	-1.17%	2.11%
Return After Taxes on Distributions	-2.49%	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.73%	0.70%
Class B- Return Before Taxes	-2.27%	1.87%
Class C- Return Before Taxes	0.00%	2.75%
CSFB Leveraged Loan Index Plus (reflects no deduction for fees, expenses, or taxes)	1.12%	2.24%

A From August 16, 2000.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AFR-04-01 April 2, 2004
1.746476.112

Supplement to the
Fidelity® Advisor
Government
Investment Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AGOV-04-01 April 2, 2004
1.756224.105

Supplement to the
Fidelity® Advisor
High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AHI-04-01 April 2, 2004
1.728372.111

Supplement to the
Fidelity® Advisor
High Income Advantage Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

HY-04-01 April 2, 2004
1.742522.108

Supplement to the
Fidelity® Advisor Municipal Income Fund
Class A, Class T, Class B, and Class C
December 30, 2003 Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

HIM-04-01 April 2, 2004
1.756207.107

Supplement to the
Fidelity® Advisor Intermediate Bond Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

LTB-04-01 April 2, 2004
1.756204.105

Supplement to the
Fidelity® Advisor Mortgage Securities Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AMOR-04-01 April 2, 2004
1.756217.107

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
December 30, 2003 Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

SFI-04-01 April 2, 2004
1.756200.106

Supplement to the
Fidelity® Advisor
Strategic Income Fund
Class A, Class T, Class B, and Class C
February 28, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 15 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

SI-04-01 April 2, 2004
1.743365.108

Supplement to the
Fidelity® Advisor
Value Fund
Class A, Class T, Class B, and Class C
December 21, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

FAV-04-01 April 2, 2004
1.798886.100